Document And Entity Information	Oct. 15, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2019
Entity Registrant Name	BLACKROCK, INC.
Entity Central Index Key	0001364742
Entity Emerging Growth Company	false
Entity File Number	001-33099
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0174431
Entity Address, Address Line One	55 East 52nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10055
City Area Code	212
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $.01 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE
1.250% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2025
Trading Symbol	BLK25
Security Exchange Name	NYSE